Other Assets	12 Months Ended
Dec. 31, 2023
Other Asset [Abstract]
Other Assets	Other Assets

		December 31, 2023	December 31, 2022
	Note	$	$
Financial assets
Investments held for self-insured liabilities	23	204.5	156.8
Holdbacks on long-term contracts		25.2	33.7
Other		48.6	27.0
Non-financial assets
Other		18.0	17.3
		296.3	234.8
Less current portion - financial		15.8	9.1
Less current portion - non-financial		1.3	1.1
Long-term portion		279.2	224.6

Financial assets - Other primarily includes indemnifications, sublease receivables, deposits, and derivative financial instruments (note 24). Non-financial assets - Other primarily includes investments in joint ventures and associates, transaction costs on long-term debt, and investment tax credits.

Investments held for self-insured liabilities include government and corporate bonds that are classified as FVOCI with unrealized gains (losses) recorded in other comprehensive income. Investments also include equity securities that are classified as FVPL with gains (losses) recorded in net income.

Their fair value and amortized cost are as follows:

	December 31, 2023		December 31, 2022
	$		$
	Fair Value	Amortized Cost/Cost	Fair Value	Amortized Cost/Cost
Bonds	127.2	125.0	104.4	105.1
Equity securities	77.3	66.3	52.4	51.8
Total	204.5	191.3	156.8	156.9

The bonds bear interest at rates ranging from 0.63% to 8.00% per annum (2022 – 0.75% to 8.00%). The terms to maturity of the bond portfolio, stated at fair value, are as follows:

	December 31, 2023	December 31, 2022
	$	$
Within one year	0.4	1.3
After one year but not more than five years	43.1	45.7
More than five years	83.7	57.4
Total	127.2	104.4